Notes to the cash flow statements - Reconciliation of cash proceeds from disposal (Details) - Assets and liabilities over which control ceased $ in Millions	12 Months Ended
Sep. 30, 2023 AUD ($)
Reconciliation of cash proceeds from disposal
Cash proceeds received (net of transaction costs)	$ 311
Less: Cash deconsolidated	(18)
Cash consideration (paid)/received (net of transaction costs and cash held)	$ 293